Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001587982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
RAISE TM Core Tactical Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - RAISE™ Core Tactical Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the RAISE™ Core Tactical Fund (the “Fund”) is to seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Your Account With The Funds - Class A Shares” on page 44 of this Prospectus and in “Appendix B – Waivers and Discounts Available from Intermediaries.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" and "acquired fund fees and expenses" for Class A Shares and Class C Shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other expenses" and "acquired fund fees and expenses" for Class A Shares and Class C Shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current contractual management fees and expense limitation, effective November 10, 2017.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a tactical asset allocation model, the Fund seeks to invest in the U.S. equity market during sustained rallies and to invest in U.S. treasury securities and cash during weak equity market conditions. At any given time, the Fund’s portfolio may be invested in all equities, in all treasuries and cash or in some combination of equities, treasuries and cash determined by Kaizen Advisory, LLC (“Kaizen” or the “Advisor”). Kaizen utilizes the RAISE™ (Risk Appropriate Investment Strategy Evaluation) investment process which is designed to seek to generate risk-appropriate returns and limit the effect of significant market downturns.

The Fund will invest in a variety of investments that provide exposure to the U.S. equity market and U.S. treasury securities, including exchange-traded funds (“ETFs”), equity securities (such as common stock), and U.S. government securities. For the U.S. equity market allocation, the Fund will invest in common stocks of companies included in the S&P 500 Index as well as ETFs that are designed to track large cap core equity indexes. The Advisor defines large cap companies as companies that have a market capitalization of $8 billion or more at the time of purchase. For the treasury securities allocation, the Fund will generally invest in investment grade debt securities of the U.S. government with any maturity, as well as ETFs that are designed to track indexes composed of U.S. treasury securities. U.S. government securities in which the Fund invests include treasury bills, treasury notes, and treasury bonds. The Advisor’s model generally provides the Fund with exposure to treasury securities with different durations.

In utilizing the RAISE™ investment process, the Advisor applies its proprietary tactical asset allocation model-based approach to determine an overall portfolio allocation to U.S. equities and U.S. treasury securities exposure under specific investment conditions, in accordance with market indicators provided by the Advisor’s proprietary investment process. Through its use of a disciplined, model-based investment approach, the Advisor intends that the Fund participate in upward trending equity markets and reduce or eliminate equity exposure during downward trending equity markets. Through analysis, the Advisor seeks to quantify and validate its investment strategies and seeks to identify equity uptrends and downtrends to determine the portfolio’s allocations.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose some or the entire principal amount invested in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which are significant and may result in substantial and in some circumstances potentially unlimited losses to investors. There can be no assurance that the Fund will achieve its investment objective.

Credit risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF risk. ETFs are subject to many of the same risks associated with individual securities, including market risk that the market as a whole, or the specific sector in which an ETF invests, may decline. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Government-sponsored entities risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Interest rate risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a seven-year duration would be expected to drop by approximately 7% in response to a 1% increase in interest rates. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Large-cap company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Model portfolio risk. There are limitations inherent in every quantitative model. Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a model will enable the Fund to meet its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which are significant and may result in substantial and in some circumstances potentially unlimited losses to investors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kaizenfunds.com, or by calling the Fund at 1-844-524-9366.

On November 10, 2017, the Fund’s investment strategy changed. Previously, the Fund invested in credit spreads by simultaneously purchasing and writing (selling) put or call options on major equity indexes (e.g., the S&P 500® Index and the NASDAQ 100 Index (NDX)). Accordingly, performance of the Fund prior to November 10, 2017, is based on the Fund’s prior investment strategy.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class C shares are not operational as of the date of this Prospectus and, therefore, do not have any performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-524-9366
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kaizenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Class I Shares as of March 31, 2018, was (1.92)%.

Class I Shares
Highest Calendar Quarter Return at NAV	4.23%	Quarter Ended 06/30/2016
Lowest Calendar Quarter Return at NAV	(3.68)%	Quarter Ended 03/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.
RAISE TM Core Tactical Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KRCAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.95%	[1],[2]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[2]
Interest expense	rr_Component1OtherExpensesOverAssets	0.01%	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.71%	[1],[2]
Other expenses	rr_OtherExpensesOverAssets	0.72%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%	[1],[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1],[2],[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.57%	[1],[2],[4]
One Year	rr_ExpenseExampleYear01	$ 701
Three Years	rr_ExpenseExampleYear03	1,090
Five Years	rr_ExpenseExampleYear05	1,503
Ten Years	rr_ExpenseExampleYear10	$ 2,652
RAISE TM Core Tactical Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KRCCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.95%	[1],[2]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1],[2]
Interest expense	rr_Component1OtherExpensesOverAssets	0.01%	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.71%	[1],[2]
Other expenses	rr_OtherExpensesOverAssets	0.72%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.68%	[1],[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1],[2],[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.32%	[1],[2],[4]
One Year	rr_ExpenseExampleYear01	$ 338
Three Years	rr_ExpenseExampleYear03	798
Five Years	rr_ExpenseExampleYear05	1,388
Ten Years	rr_ExpenseExampleYear10	2,986
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	235
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	798
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,388
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,986
RAISE TM Core Tactical Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KRCTX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.95%	[1],[2]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Interest expense	rr_Component1OtherExpensesOverAssets	0.01%	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.71%	[1],[2]
Other expenses	rr_OtherExpensesOverAssets	0.72%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%	[1],[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1],[2],[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.32%	[1],[2],[4]
One Year	rr_ExpenseExampleYear01	$ 134
Three Years	rr_ExpenseExampleYear03	494
Five Years	rr_ExpenseExampleYear05	879
Ten Years	rr_ExpenseExampleYear10	$ 1,957
Annual Return 2016	rr_AnnualReturn2016	3.16%
Annual Return 2017	rr_AnnualReturn2017	(0.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.68%)
1 Year	rr_AverageAnnualReturnYear01	(0.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2015
RAISE TM Core Tactical Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.51%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.79%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2015	[6]
RAISE TM Core Tactical Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.29%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(7.33%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2015	[6]
RAISE TM Core Tactical Fund | S&P 500 Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2015
Altrius Enhanced Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - Altrius Enhanced Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Altrius Enhanced Income Fund (the “Fund”) are to maximize long-term total return and generate income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Your Account With The Funds - Class A Shares” on page 44 of this Prospectus and in “Appendix B – Waivers and Discounts Available from Intermediaries.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class A Shares and Class C Shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs two strategies to seek to achieve its investment objectives: 1) an unconstrained bond strategy to seek to maximize total returns and 2) a strategy that seeks to enhance portfolio income.

Unconstrained Bond Strategy

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of bonds. The Fund will invest in bonds that may be issued by various types of issuers, including the following:

• Investment grade securities of U.S. and non-U.S. issuers;

• Debt securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

• Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;

• Other debt securities issued by government or corporate issuers, including high yield debt instruments of U.S. and non-U.S. issuers (commonly referred to a “junk bonds”), convertible bonds, zero coupon bonds; and

• Mortgage-backed securities and other asset-backed securities.

The Fund may invest in bonds of any maturity or credit quality rating. With respect to maturity, the Fund has no target duration for its investment portfolio and the Fund’s sub-advisor may target shorter or longer durations in response to its view of the fixed income markets generally or any sector thereof. With respect to credit quality, the Fund may invest in investment grade or non-investment grade securities, without limitation, depending on the sub-advisor’s view of the fixed income markets generally or any sector thereof. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody's or Fitch, determined by the Fund’s sub-advisor to be of comparable credit quality. High yield securities, commonly referred to as “junk bonds”, are rated below investment grade by at least one of Moody’s, S&P or Fitch or, if unrated, determined by the Fund’s sub-advisor to be of comparable credit quality. Junk bonds may include securities that are rated “C” or below (in default) or are unrated.

The Fund may invest in individual bonds, or may gain exposure to bonds by investing in exchange-traded products (ETPs), such as exchange-traded funds (ETFs) or exchange-traded notes (ETNs), that invest in securities with similar characteristics.

In selecting securities for the Fund, the Fund’s sub-advisor, Altrius Capital Management, Inc. (“Altrius”), applies a flexible strategy seeking to capitalize on opportunities in a wide variety of income-producing securities. Altrius identifies investment opportunities through an investment process focused on both macroeconomic analysis and bottom-up security selection. On a macro-level, Altrius allocates the Fund’s assets among various income-producing market sectors based on current and projected economic and market conditions, and among different types of income-producing securities that vary by characteristics such as duration, yield, risk profile, and industry. Altrius then selects individual securities based on its bottom-up analysis of particular issuers within the allocation profiles identified. Securities selected for investment are typically those that Altrius believes offer the greatest available potential to generate income and total return based on Altrius’ risk-reward analysis.

Enhanced Income Strategy

The Fund will seek to enhance the unconstrained bond strategy with an option overlay strategy intended to generate income. Kaizen Advisory, LLC (“Kaizen”), the Fund’s advisor, employs a strategy intended to generate premium income by writing put options on common stock of high quality, large capitalization U.S. issuers, U.S. equity indices, exchange-traded funds (“ETFs”) and U.S. Treasury Bonds that are out-of-the money (“OTM”) (i.e., the option has a strike price that is lower than the market price of the underlying security at the time of purchase of the option sale and Kaizen believes the strike price will remain below the market price for the entire option term). The equity indices on which the Fund writes put options will primarily reflect the general U.S. equity market. The ETFs on which the Fund writes put options will primarily seek to track various benchmark indices, (e.g., U.S. sector ETFs and broad U.S. equity ETFs), and include ETFs that invest in different asset classes such as equities and fixed income.

Each listed put option sold in the portfolio is an “American-style” option (i.e., an option which can be exercised at the strike price at any time prior to its expiration). The typical term of put options sold is 30-45 days. The strike price (i.e., the price at which a put option can be exercised) of each put option is typically 5%-10% below the price at which the underlying security is trading at the time of the put sale. If a security trades below the strike price of a put option and the put option is exercised by the option holder, the Fund will have to pay the option holder the strike price, and will typically liquidate the underlying security and write a new OTM put option on the same underlying security. If a security trades below the strike price of a put option, the Fund may also roll the position out in term and down in strike price (i.e., buy back the put option and write a new put option for a new term), typically for a cash credit to the Fund. If the underlying security does not close below its strike price, the option expires worthless and the entire amount of the premium payment is retained by the Fund. Kaizen also opportunistically rolls options to shorten or extend their term to expiration and increase or decrease their strike price to seek to enhance prospective risk-adjusted returns to the Fund. The use of options may generate taxable capital gains for shareholders.

The return to the Fund from the sale of put options is limited to the amount of option premiums it receives, while the Fund can lose up to the entire strike price at expiration of each option it sells. The Fund's losses are potentially large in a written put transaction. In highly volatile market conditions, the Fund may lose significantly more than the premiums it receives. To seek to mitigate risk, the Fund limits its notional exposure (i.e., put option contracts sold multiplied by the strike price of each contract multiplied by 100 shares per contract) to 100% of the market value of the Fund’s bond positions, in aggregate.

In addition, the Fund may buy long put options to protect against declines in the market value of the underlying assets of the put options sold in the portfolio. A long put option gives the purchaser of the option, upon payment of a premium, the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose some or the entire principal amount invested in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Credit risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

ETF risk. ETFs are subject to many of the same risks associated with individual securities, including market risk that the market as a whole, or the specific sector in which an ETF invests, may decline. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Foreign sovereign risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

High yield (“junk”) bond risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities.

Interest rate risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Leveraging risk. Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy obligations.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor and sub-advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Options risk. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk involved in writing a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

Sector focus risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of December 31, 2017, the Fund invested significant amounts of its total assets in the consumer discretionary sector. Companies in the consumer discretionary sector may be adversely affected by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending.

U.S. government securities risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Written options risk. The Fund will incur a loss as a result of writing (selling) options if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kaizenfunds.com, or by calling the Fund at 1-844-524-9366. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class C shares are not operational as of the date of this Prospectus and, therefore, do not have any performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-524-9366
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kaizenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Class I Shares as of March 31, 2018 was 0.53%.

Class I Shares
Highest Calendar Quarter Return at NAV	4.34%	Quarter Ended 09/30/2016
Lowest Calendar Quarter Return at NAV	0.66%	Quarter Ended 12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.
Altrius Enhanced Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEUAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%	[7]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
All other expenses	rr_Component2OtherExpensesOverAssets	0.64%	[7]
Shareholder services fees	rr_Component3OtherExpensesOverAssets	0.09%	[7]
Interest expense on short sales	imstii_Component4OtherExpensesOverAssets	0.13%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.86%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[7],[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.88%	[7],[8]
One Year	rr_ExpenseExampleYear01	$ 730
Three Years	rr_ExpenseExampleYear03	1,173
Five Years	rr_ExpenseExampleYear05	1,641
Ten Years	rr_ExpenseExampleYear10	$ 2,930
Altrius Enhanced Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEUCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%	[7]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[7]
All other expenses	rr_Component2OtherExpensesOverAssets	0.64%	[7]
Shareholder services fees	rr_Component3OtherExpensesOverAssets	0.09%	[7]
Interest expense on short sales	imstii_Component4OtherExpensesOverAssets	0.13%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.86%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.96%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[7],[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.63%	[7],[8]
One Year	rr_ExpenseExampleYear01	$ 368
Three Years	rr_ExpenseExampleYear03	885
Five Years	rr_ExpenseExampleYear05	1,529
Ten Years	rr_ExpenseExampleYear10	3,257
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	266
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	885
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,529
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,257
Altrius Enhanced Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEUIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%	[7]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
All other expenses	rr_Component2OtherExpensesOverAssets	0.64%	[7]
Shareholder services fees	rr_Component3OtherExpensesOverAssets	0.09%	[7]
Interest expense on short sales	imstii_Component4OtherExpensesOverAssets	0.13%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.86%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[7],[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.63%	[7],[8]
One Year	rr_ExpenseExampleYear01	$ 166
Three Years	rr_ExpenseExampleYear03	583
Five Years	rr_ExpenseExampleYear05	1,027
Ten Years	rr_ExpenseExampleYear10	$ 2,259
Annual Return 2016	rr_AnnualReturn2016	10.37%
Annual Return 2017	rr_AnnualReturn2017	5.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.66%
1 Year	rr_AverageAnnualReturnYear01	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Altrius Enhanced Income Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.05%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[6]
Altrius Enhanced Income Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[6]
Altrius Enhanced Income Fund | Bloomberg Barclays Aggregate Bond Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
MarketGrader 100 Enhanced Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - MarketGrader 100 Enhanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the MarketGrader 100 Enhanced Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Your Account With The Funds - Class A Shares” on page 44 of this Prospectus and in “Appendix B – Waivers and Discounts Available from Intermediaries.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" and "acquired fund fees and expenses" for Class A Shares and Class C Shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other expenses" and "acquired fund fees and expenses" for Class A Shares and Class C Shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its total assets in the equity securities which comprise the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of a portfolio of high performing equity securities of U.S. companies, which is risk managed during periods of sustained market decline through the use of CBOE Volatility Index futures. Although the Fund seeks to track the performance of the Underlying Index, the Fund is actively managed by the investment advisor, and therefore the Fund’s returns may deviate from the performance of the Underlying Index.

The equity portion of the Underlying Index generally consists of 100 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader.com Corp. (the “Index Provider”) selects the 100 stocks from the MarketGrader U.S. Coverage Universe, a universe of approximately 4,100 equity securities of publicly-traded U.S. companies that are identified by the Index Provider pursuant to a methodology based on the strength of a company’s fundamentals with respect to growth, value, profitability and cash flow. The Index Provider analyzes those four areas using publicly available information (such as SEC filings) and provides a rating for each stock. The methodology then screens such potential Index components for certain criteria regarding sector/industry diversification, minimum market capitalization and minimum liquidity (based on three-month average daily trading volume). The Index Provider’s top 100 rated companies are selected for the Underlying Index. The stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semi-annually, on the third Friday of February and August each year. When the Index Provider rebalances the Underlying Index, securities may be added to or removed from the Underlying Index. The Fund will rebalance its portfolio semi-annually to correspond to the changes made in the Underlying Index.

The Fund generally will invest in all of the equity positions that comprise the Underlying Index and those positions will be equally weighted. During periods when the risk management portion is not in use, the Fund expects to generally be invested fully in these equity positions. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index. The Index may include and the Fund may invest in securities of any market capitalization. Since the Underlying Index represents only 100 stocks, the performance of an individual stock may have a greater effect on the Fund’s market value, therefore potentially making the Fund’s performance more volatile than that of a fund that tracks an index with a larger number of constituents, such as the S&P 500 Index.

The strategy is enhanced by the risk management portion of the Underlying Index which is intended to reflect management of the risk of fluctuations in the value of the equity portion of the Underlying Index during periods of sustained market decline. Like the Underlying Index, the Fund employs futures contracts included in the Kaizen Dynamic Risk Overlay Index (the “Overlay"), a separate, proprietary index that reflects the use of CBOE Volatility Index® (VIX) futures contracts to seek to manage risk during bear market periods while minimizing hedging expenses during rising markets. The Overlay utilizes a proprietary model that seeks to identify periods when such risk management may be needed and activates portfolio risk management using CBOE Volatility Index® (VIX) futures contracts only during these periods. The VIX is a widely used measure of market risk that represents the market’s expectation of near term (30-day) volatility based on S&P 500 stock index option prices. Although the Fund generally trades at the end of each business day based on the final composition of the Underlying Index for such day, the Fund may apply risk management positions at any point before the end of a day when the Overlay indicates such positions are appropriate. This timing difference may cause the Fund’s returns to deviate from the Underlying Index’s returns. There can be no assurance that the Fund's risk management positions will be successful.

The Fund may also invest in exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”), that invest in securities with similar characteristics as the components of the Underlying Index or that track the performance of VIX futures contracts, as a substitute for owning the futures included in the Overlay.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose some or the entire principal amount invested in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

CFTC and regulation risk. The financial crisis of 2007-2008 has led the U.S. government to expand considerably its regulation and oversight of financial services firms and the markets for financial instruments. In this regard, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has significantly enhanced the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulators are continuing to implement regulations under the Dodd-Frank Act, some which may adversely affect the Fund.

The Advisor is registered as a commodity pool operator under the Commodity Exchange Act. As a registered commodity pool operator, the Advisor is subject to a comprehensive scheme of regulations administered by the CFTC and the National Futures Association, the self-regulatory body for futures and swaps firms (“NFA”), with respect to both its own operations and those of the Fund. The Advisor seeks to rely on relief from certain CFTC recordkeeping, reporting, and disclosure requirements otherwise applicable as to the Fund to the extent permitted by CFTC regulations and CFTC staff guidance.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF risk. ETFs are subject to many of the same risks associated with individual securities, including market risk that the market as a whole, or the specific sector in which an ETF invests, may decline. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Futures risk. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. The Fund’s use of futures contracts exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the Fund has deposited or will have to deposit with a broker to maintain its futures position. Leverage can lead to large losses as well as gains. Under certain market conditions, futures contracts may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts.

Hedging transactions risk. Hedging transactions involve risks different than those of underlying investments. In particular, the variable degree of correlation between price movements of hedging transactions and price movements in the position being hedged means that losses on the hedge may be greater than gains in the value of the Fund’s positions, opportunities for gain may be limited or that there may be losses on both parts of a transaction. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging involves its own costs. There can be no assurance that any hedging transactions the Fund engages in will be successful. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging involves its own costs.

Large-capitalization company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Leveraging risk. Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy obligations.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or the volatility of the overall stock market, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-capitalization and mid-capitalization company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kaizenfunds.com, or by calling the Fund at 1-844-524-9366. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class C shares are not operational as of the date of this Prospectus and, therefore, do not have any performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-524-9366
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kaizenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Class I Shares as of March 31, 2018 was (16.09)%.

Class I Shares
Highest Calendar Quarter Return at NAV	7.43%	Quarter Ended 03/31/2017
Lowest Calendar Quarter Return at NAV	(2.36%)	Quarter Ended 06/30/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.
MarketGrader 100 Enhanced Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KHMAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	0.40%	[1]
Shareholder services fees	rr_Component3OtherExpensesOverAssets	0.10%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.78%	[1],[10]
One Year	rr_ExpenseExampleYear01	$ 721
Three Years	rr_ExpenseExampleYear03	1,099
Five Years	rr_ExpenseExampleYear05	1,501
Ten Years	rr_ExpenseExampleYear10	$ 2,622
MarketGrader 100 Enhanced Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KHMCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	0.40%	[1]
Shareholder services fees	rr_Component3OtherExpensesOverAssets	0.10%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.53%	[1],[10]
One Year	rr_ExpenseExampleYear01	$ 360
Three Years	rr_ExpenseExampleYear03	808
Five Years	rr_ExpenseExampleYear05	1,386
Ten Years	rr_ExpenseExampleYear10	2,956
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	808
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,386
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,956
MarketGrader 100 Enhanced Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KHMIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imstii_WireFee	$ 20
Overnight check delivery fee	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	0.40%	[1]
Shareholder services fees	rr_Component3OtherExpensesOverAssets	0.10%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.53%	[1],[10]
One Year	rr_ExpenseExampleYear01	$ 156
Three Years	rr_ExpenseExampleYear03	504
Five Years	rr_ExpenseExampleYear05	877
Ten Years	rr_ExpenseExampleYear10	$ 1,924
Annual Return 2016	rr_AnnualReturn2016	12.74%
Annual Return 2017	rr_AnnualReturn2017	24.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.36%)
1 Year	rr_AverageAnnualReturnYear01	24.52%
Since Inception	rr_AverageAnnualReturnSinceInception	18.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
MarketGrader 100 Enhanced Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.97%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	16.76%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[11]
MarketGrader 100 Enhanced Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.04%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	13.61%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[11]
MarketGrader 100 Enhanced Fund | S&P 500 Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	16.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
MarketGrader 100 Enhanced Fund | Russell 3000 Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.13%
Since Inception	rr_AverageAnnualReturnSinceInception	16.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
MarketGrader 100 Enhanced Fund | Kaizen MarketGrader 100 Dynamic Risk Overlay Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.37%
Since Inception	rr_AverageAnnualReturnSinceInception	13.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015

[1]	"Other expenses" and "acquired fund fees and expenses" for Class A Shares and Class C Shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The expense information in the table has been restated to reflect the current contractual management fees and expense limitation, effective November 10, 2017.
[3]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.55%, 2.30%, and 1.30% of the average daily net assets of Class A, Class C and Class I Shares respectively. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[5]	Class C Shares of the Fund are subject to a contingent deferred sales charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.
[7]	"Other expenses" for Class A Shares and Class C Shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[8]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C and Class I Shares respectively. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[9]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[10]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C and Class I Shares respectively. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.